Asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2025
Asset retirement obligations
Summary of reconciliation of changes in Vermilion's asset retirement obligations

	2025	2024
Balance at January 1	1,224,718	1,159,063
Acquisitions	46,190	—
Additions	6,451	5,431
Dispositions	(111,364)	—
Changes in estimated abandonment timing and costs	75,097	(32,606)
Obligations settled	(62,486)	(55,334)
Accretion	75,864	74,541
Changes in rates	(357,069)	55,081
Foreign exchange	62,335	18,542
Balance at December 31	959,736	1,224,718

Long-term portion of asset retirement obligations (1)	905,232	1,171,130
Current portion of asset retirement obligations	54,504	53,588
Balance at December 31	959,736	1,224,718
(1)	Asset retirement obligations previously presented as a combined balance have been reclassified into current and long-term portion of asset retirement obligations. The prior period results have been presented to conform with current period presentation.

Schedule of risk free rates used to discount the obligations

	Dec 31, 2025	Dec 31, 2024
Canada	3.9%	3.2%
United States (1)	5.0%	4.8%
France	4.5%	3.7%
Netherlands	3.2%	2.7%
Germany	3.4%	2.6%
Ireland	3.2%	2.8%
Australia	4.9%	4.6%
Central and Eastern Europe	4.8%	4.7%
(1)	Reflects the risk-free rate at time of disposition.